Curian/CenterSquare International Real Estate Securities Fund Summary (Curian/CenterSquare International Real Estate Securities Fund)	0 Months Ended
Apr. 28, 2014
Curian/CenterSquare International Real Estate Securities Fund
Prospectus [Line Items]
Supplement [Text Block]	Please delete all references to the Curian/CenterSquare International REIT Fund and replace them with Curian/CenterSquare International Real Estate Securities Fund.